PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Banking Facilities [Member] | Group [Member]
Line of Credit Facility [Line Items]
Schedule of Line of Credit Facilities [Table Text Block]
As of December 31, 2013, there were no banking facilities granted solely to the Group. Details of the Banking Facilities for the Group and the borrowings drawn by the Group under such facilities as of December 31, 2012 are set out below:

	2013	2013	2012
	USD	RMB	RMB
Aggregate credit limit	—	—	934,515
Outstanding borrowings	—	—	(301,288)
Trade receivables factoring facilities utilized	—	—	(278,255)
Unutilized facilities	—	—	354,972

Banking Facilities [Member] | Disposal Group [Member]
Line of Credit Facility [Line Items]
Schedule of Line of Credit Facilities [Table Text Block]
Details of the Banking Facilities for the Disposal Groups and the borrowings drawn by the Disposal Groups under such facilities as of December 31, 2013 and 2012 are set out below:

	2013	2013	2012
	USD	RMB	RMB
Aggregate credit limit	249,500	1,510,399	311,505
Outstanding borrowings	(129,902)	(786,387)	(242,974)
Trade receivables factoring facilities utilized	(36,837)	(223,001)	—
Unutilized facilities	82,761	501,011	68,531

Joint Banking Facilities [Member]
Line of Credit Facility [Line Items]
Schedule of Line of Credit Facilities [Table Text Block]
Details of the Joint Banking Facilities and the borrowings drawn by the Group and the Disposal Groups under such facilities as of December 31, 2013 and 2012 are set out below:

	2013	2013	2012
	USD	RMB	RMB
Aggregate credit limit	40,000	242,148	594,975
Outstanding borrowings — the Group	—	—	(312,757)
Outstanding borrowings — the Disposal Groups	(23,622)	(143,001)	(200,883)
Unutilized facilities	16,378	99,147	81,335